Share Capital - Additional Information (Detail) $ in Millions			12 Months Ended
	Nov. 20, 2017 CAD ($) shares	Nov. 10, 2017	Dec. 31, 2017 CAD ($) series shares	Dec. 31, 2016 CAD ($) shares
Class of Stock [Line Items]
Common shares, issued and outstanding (in shares)			142,239	142,239
Return of stated capital, total amount paid | $			$ 535	$ 609
Number of series of preferred stock (in series) | series			2
Preferred dividend rate, basis spread on variable rate		0.25%
Preferred shares issued | $			$ 486	$ 0
Preferred Class B [Member]
Class of Stock [Line Items]
Preferred shares issued (in shares)	485,870		485,870	0
Preferred shares outstanding (in shares)			485,870	0
Preferred shares issued | $	$ 486
Preferred Class A [Member]
Class of Stock [Line Items]
Preferred shares issued (in shares)			0	0
Preferred shares outstanding (in shares)			0	0